Supplemental Oil and Gas Information (unaudited) (Details)	12 Months Ended
	Dec. 31, 2021 MBoe MMcf MBbls	Dec. 31, 2020 MBoe MMcf MBbls	Dec. 31, 2019 MBoe MBbls MMcf
Proved Developed and Undeveloped Reserves (Energy MBoe)
Proved Developed and Undeveloped Reserves at beginning (Energy) | MBoe	13,126	9,650	6,914
Revisions of Previous Estimates (Energy) | MBoe	493	(1,790)	(2,930)
Extensions, Discoveries and Other Additions (Energy) | MBoe	3,365	956	1,201
Acquisition of Reserves (Energy) | MBoe	14,216	5,353	5,069
Production (Energy) | MBoe	(3,755)	(1,043)	(604)
Proved Developed and Undeveloped Reserves at ending (Energy) | MBoe	27,445	13,126	9,650
Natural Gas
Proved Developed and Undeveloped Reserves (Volume MMcf, MBbl)
Proved Developed and Undeveloped Reserves at beginning (Volume) | MMcf	22,665	25,735	13,148
Revisions of Previous Estimates (Volume) | MMcf	1,838	(10,129)	(7,494)
Extensions, Discoveries and Other Additions (Volume) | MMcf	8,505	950	1,704
Acquisition of Reserves (Volume) | MMcf	39,254	8,615	19,686
Production (Volume) | MMcf	(8,761)	(2,506)	(1,309)
Proved Developed and Undeveloped Reserves at ending (Volume) | MMcf	63,501	22,665	25,735
Oil
Proved Developed and Undeveloped Reserves (Volume MMcf, MBbl)
Proved Developed and Undeveloped Reserves at beginning (Volume) | MBbls	9,349	5,360	4,722
Revisions of Previous Estimates (Volume) | MBbls	186	(101)	(1,681)
Extensions, Discoveries and Other Additions (Volume) | MBbls	1,948	798	917
Acquisition of Reserves (Volume) | MBbls	7,673	3,918	1,788
Production (Volume) | MBbls	(2,295)	(626)	(386)
Proved Developed and Undeveloped Reserves at ending (Volume) | MBbls	16,861	9,349	5,360